Schedule of Investments
as of March 31, 2025 (Unaudited)
The New Germany Fund, Inc.
Shares Value ($)
Germany 91.7%
Common Stocks 85.7%
Aerospace & Defense 2.9%
Hensoldt AG
†
77,975 5,200,153
Chemicals 6.2%
AlzChem Group AG 18,000 1,811,808
Evonik Industries AG 164,263 3,536,550
LANXESS AG 127,782 3,837,907
Wacker Chemie AG
†
21,008 1,719,345
10,905,610
Commercial Services & Supplies 3.4%
Bilfinger SE 75,000 5,362,200
Cewe Stiftung & Co. KGAA 7,000 778,680
6,140,880
Construction & Engineering 0.7%
HOCHTIEF AG 6,845 1,160,638
Consumer Staples Distribution & Retail 0.5%
HelloFresh SE*
†
107,947 906,314
Diversified Telecommunication Services 1.0%
United Internet AG (Registered)
†
85,000 1,743,282
Electrical Equipment 0.3%
SFC Energy AG*
†
25,088 574,415
Entertainment 2.6%
CTS Eventim AG & Co. KGaA 47,000 4,680,072
Ground Transportation 0.5%
Sixt SE
†
10,811 924,146
Health Care Equipment & Supplies 3.7%
Carl Zeiss Meditec AG 56,069 3,669,604
Eckert & Ziegler SE 37,281 2,236,636
Pentixapharm Holding AG* 15,618 50,940
STRATEC SE
†
17,445 458,769
6,415,949
Hotels, Restaurants & Leisure 3.4%
Delivery Hero SE ''A'' 144A* 103,634 2,458,986
TUI AG* 514,458 3,505,928
5,964,914
Insurance 3.8%
Talanx AG 63,627 6,644,949

Shares Value ($)
Interactive Media & Services 4.8%
Scout24 SE 144A 82,000 8,537,184
IT Services 3.5%
Bechtle AG 55,833 2,062,248
GFT Technologies SE 22,812 551,868
IONOS Group SE* 131,419 3,626,376
6,240,492
Life Sciences Tools & Services 1.1%
Gerresheimer AG 26,000 1,967,004
Machinery 22.8%
Deutz AG
†
330,000 2,402,136
Duerr AG 41,862 1,046,182
GEA Group AG 134,906 8,144,545
KION Group AG 51,000 2,109,564
Knorr-Bremse AG 100,000 9,023,400
Krones AG 23,000 3,114,936
Rational AG 4,021 3,322,150
RENK Group AG 109,000 5,217,939
Traton SE 45,000 1,511,460
Vossloh AG 63,000 4,449,816
40,342,128
Media 3.0%
Stroeer SE & Co. KGaA 90,000 5,239,080
Metals & Mining 1.8%
thyssenkrupp AG 313,725 3,206,621
Passenger Airlines 1.9%
Deutsche Lufthansa AG (Registered) 472,867 3,419,623
Professional Services 0.5%
Amadeus Fire AG
†
10,000 824,040
Real Estate Management & Development 3.8%
LEG Immobilien SE 64,453 4,556,621
PATRIZIA SE
†
39,240 315,725
TAG Immobilien AG* 135,387 1,839,422
6,711,768
Semiconductors & Semiconductor Equipment 1.6%
AIXTRON SE 73,000 799,043
Elmos Semiconductor SE 6,000 377,136
Siltronic AG 18,682 803,027
SUSS MicroTec SE 22,682 836,558
2,815,764

Shares Value ($)
Software 4.0%
Atoss Software SE 1,432 193,320
Nemetschek SE 51,648 5,957,287
TeamViewer SE 144A* 66,486 858,068
7,008,675
Specialty Retail 3.8%
Auto1 Group SE 144A* 160,085 3,509,703
Fielmann Group AG 71,000 3,209,058
6,718,761
Textiles, Apparel & Luxury Goods 1.4%
Puma SE 104,155 2,518,593
Transportation Infrastructure 0.6%
Fraport AG Frankfurt Airport Services Worldwide*
†
16,274 1,016,767
Wireless Telecommunication Services 2.1%
Freenet AG 99,000 3,767,861
Total Common Stocks (Cost $133,647,924) 151,595,683
Preferred Stocks 6.0%
Chemicals 3.3%
FUCHS SE
†
123,403 5,906,758
Machinery 2.7%
Jungheinrich AG 136,000 4,711,910
Total Preferred Stocks (Cost $8,427,526) 10,618,668
Total Germany (Cost $142,075,450) 162,214,351
Netherlands 3.0%
Common Stocks
Consumer Staples Distribution & Retail 3.0%
Redcare Pharmacy NV 144A*
†
(Cost $3,930,508) 40,958
5,255,075
Luxembourg 1.1%
Common Stocks
Commercial Services & Supplies 0.6%
Befesa SA 144A 36,000 993,773
Media 0.5%
RTL Group SA
†
25,798 972,378
Total Luxembourg (Cost $2,258,456) 1,966,151

Shares Value ($)
Securities Lending Collateral 9.2%
DWS Government & Agency Securities Portfolio ''DWS
Government Cash Institutional Shares'', 4.25%
(Cost $16,287,898) (a) (b) 16,287,898 16,287,898
Cash Equivalents 3.6%
DWS Central Cash Management Government Fund, 4.37%
(Cost $6,454,755) (b) 6,454,755 6,454,755
% of Net
Assets Value ($)
Total Investment Portfolio
(Cost $171,007,067) 108. 6 192,178,230
Other Assets and Liabilities, Net
(8. 6 ) (15,277,343)
Net Assets
100.0 176,900,887
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended
March 31, 2025 are as follows:
Net
Change
Value ($) at
12/31/2024
Purchases
Cost
($)
Sales
Proceeds
($)
Net
Real-
ized
Gain/
(Loss)
($)
in
Unreal-
ized
Appreci-
ation/
(Depreci-
ation)
($)
Income
($)
Capital
Gain
Distri-
butions
($)
Number
of Shares
at
3/31/2025
Value ($)
at
3/31/2025
Securities Lending Collateral 9.2%
DWS Government & Agency Securities Portfolio ''DWS Government Cash Institutional Shares'', 4.25%
(a) (b)
7,649,285 8,638,613 (c) – – – 12,303 – 16,287,898 16,287,898
Cash Equivalents 3.6%
DWS Central Cash Management Government Fund, 4.37% (b)
5,330,334 11,387,495 10,263,074 – – 45,298 – 6,454,755 6,454,755
12,979,619 20,026,108 10,263,074 – – 57,601 – 22,742,653 22,742,653

Securities are listed in the country of domicile. For purposes of the Fund’s investment objective policy to invest in German companies, non-Germany domiciled securities may qualify as German companies as defined in the Fund’s Statement of Investment Objectives,
Policies and Investment Restrictions.
* Non-income producing security.
†
All or a portion of these securities were on loan. The value of all securities loaned at
March 31, 2025 amounted to $15,143,479, which is 8.6% of net assets.
(a) Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(b) Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c) Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2025.
144A: Securities exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry sub-group level. Certain of the categories in the above Schedule of
Investments consist of multiple industry sub-groups or industries.
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk).
Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s investments.
Assets Level 1 Level 2 Level 3 Total
Common Stocks and/or Other Equity Investments (d)
Germany $ 162,214,351 $ — $ — $ 162,214,351
Netherlands 5,255,075 — — 5,255,075
Luxembourg 1,966,151 — — 1,966,151
Short-Term Instruments (d) 22,742,653 — — 22,742,653
Total $ 192,178,230 $ — $ — $ 192,178,230
(d) See Schedule of Investments for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from
fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
The shares of most closed-end funds, including the Fund, are not continuously offered.
Once issued, shares of closed-end funds are bought and sold in the open market. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment
Management Americas Inc. and RREEF America L.L.C., which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
NGF-PH1
R-080548-3 (1/27)